Short-Term Investments - Summary of Short-Term Investments (Detail) - USD ($) $ in Thousands	May 31, 2022	May 31, 2021
Short-term Investments [Abstract]
Short-term investments	$ 1,902,254	$ 3,434,726
Held-to-maturity investments [Member]
Short-term Investments [Abstract]
Short-term investments	1,831,652	$ 3,434,726
Trading securities [Member]
Short-term Investments [Abstract]
Short-term investments	$ 70,602